Basis of preparation	12 Months Ended
Dec. 31, 2020
Basis of preparation
Basis of preparation

2.Basis of preparation

(a)	Statement of compliance

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board ("IASB"). These financial statements were approved and authorized for issuance by the Board of Directors on March 31, 2021.

(b)	Functional and presentation currency

These financial statements are presented in Canadian dollars, which is the Company’s functional currency.

(c)	Basis of measurement

These financial statements have been prepared on the historical cost basis except for:

(i)	strategic investments which are accounted for at fair value,
(ii)	stock-based payment arrangements, which are measured at fair value on grant date pursuant to IFRS 2, Share-based Payment; and
(iii)	Lease liabilities, which are initially measured at the present value of minimum lease payments.
(d)	Basis of consolidation

For financial reporting purposes, subsidiaries are defined as entities controlled by the Company. The Company controls an entity when it has power over the investee; it is exposed to, or has rights to, variable returns from its involvement with the entity; and it has the ability to affect those returns through its power over the entity.

In instances where the Company does not hold a majority of the voting rights, further analysis is performed to determine whether or not the Company has control of the entity. The Company is deemed to have control when, according to the terms of the shareholder’s and/or other agreements, it makes most of the decisions affecting relevant activities.

Theses consolidated financial statements include the accounts of the Company and its subsidiary Drosrite International LLC. Drosrite International LLC is owned by a member of the Company’s key management personnel and close member of the CEO and controlling shareholder’s family and is deemed to be controlled by the Company. All significant transactions and balances between the Company and its subsidiary have been eliminated upon consolidation.

The accounting policies set out below have been applied consistently in the preparation of the financial statements of all years presented. Certain comparative information has been reclassified to conform with the financial statement presentation adopted in the current year. Finance costs and changes in fair value of strategic investments are excluded from the loss from operations in the consolidated statement of  comprehensive income (loss). An immaterial error correction of $126,615 of variation of deposits that was presented in the investing activities in the comparative period is now presented in the net change in balances related to operations in the operating activities in the consolidated statement of cash flows and the impairment of the plasma atomisation system and write-off of inventories has been grouped together in the consolidated statement of comprehensive income (loss).